Borrowings (Tables)	12 Months Ended
Mar. 31, 2017
Borrowings
Short-term and long-term borrowings

	Millions of yen
	March 31
	2016	2017
Short-term borrowings(1):
Commercial paper	¥177,906	¥2,562
Bank borrowings	149,775	130,676
Other	335,221	409,811

Total	¥662,902	¥543,049

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥3,197,303	¥2,868,591
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,300,872	1,099,278
Non-Japanese yen denominated	876,088	782,315
Floating-rate obligations:
Japanese yen denominated	726,568	825,038
Non-Japanese yen denominated	293,207	164,397
Index / Equity-linked obligations:
Japanese yen denominated	802,849	822,746
Non-Japanese yen denominated	805,217	592,831

	4,804,801	4,286,605

Subtotal	8,002,104	7,155,196

Trading balances of secured borrowings	127,455	40,212

Total	¥8,129,559	¥7,195,408

(1)	Includes secured borrowings of ¥82,861 million as of March 31, 2016 and ¥158,156 million as of March 31, 2017.
(2)	Includes secured borrowings of ¥226,704 million as of March 31, 2016 and ¥120,322 million as of March 31, 2017.
(3)	Includes secured borrowings of ¥744,945 million as of March 31, 2016 and ¥851,239 million as of March 31, 2017.

Long-term borrowings

	Millions of yen
	March 31
	2016	2017
Debt issued by the Company	¥3,624,836	¥3,006,669
Debt issued by subsidiaries—guaranteed by the Company	1,973,213	1,846,119
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,531,510	2,342,620

Total	¥8,129,559	¥7,195,408

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

	March 31
	2016	2017
Short-term borrowings	0.77%	1.20%
Long-term borrowings	0.88%	0.90%
Fixed-rate obligations	1.45%	1.03%
Floating-rate obligations	0.89%	1.26%
Index / Equity-linked obligations	0.36%	0.37%

Maturities of long-term borrowings

Year ending March 31	Millions of yen
2018	¥478,658
2019	1,164,050
2020	1,173,632
2021	876,145
2022	660,015
2023 and thereafter	2,802,696

Subtotal	7,155,196

Trading balances of secured borrowings	40,212

Total	¥7,195,408